Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable Equity Securities [Member] - Measurement Alternative [Member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Investment Securities [Line Items]
Impairment losses	[1],[2]	¥ (2,984)	¥ (1,402)
Downward changes for observable prices	[3],[4],[5],[6]		(953)
Upward changes for observable prices	[3],[4],[6],[7]	3,685	¥ 162
Cumulative impairment losses		7,925		¥ 5,007
Cumulative downward changes for observable prices		953		953
Cumulative upward changes for observable prices		¥ 36,782		¥ 34,466

[1]	Included in Investment securities gains—net.
[2]	The cumulative impairment losses at March 31, 2020 and September 30, 2020 were ¥5,007 million and ¥7,925 million, respectively.
[3]	Included in Investment securities gains—net and Other comprehensive income—net.
[4]	The MUFG Group applied measurement alternative downward or upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.
[5]	The cumulative downward changes for observable prices at March 31, 2020 and September 30, 2020 were ¥953 million and ¥953 million, respectively.
[6]	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
[7]	The cumulative upward changes for observable prices at March 31, 2020 and September 30, 2020 were ¥34,466 million and ¥36,782 million, respectively.